PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2014	2015
	In USD thousands				In USD thousands				In USD thousands
Composition in 2015
Office furniture and equipment	233	177	(212)	198	105	120	(212)	13	128	185
Computers and communications equipment	389	78	(21)	446	334	42	(21)	355	55	91
Laboratory equipment	626	568	-	1,194	328	154	-	482	298	712
Leasehold improvements	404	1,791	(170)	2,025	164	110	(170)	104	240	1,921
	1,652	2,614	(403)	3,863	931	426	(403)	954	721	2,909

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2015	2016
	In USD thousands				In USD thousands				In USD thousands
Composition in 2016
Office furniture and equipment	198	-	-	198	13	12	-	25	185	173
Computers and communications equipment	446	43	-	489	355	53	-	408	91	81
Laboratory equipment	1,194	104	-	1,298	482	188	-	670	712	628
Leasehold improvements	2,025	3	-	2,028	104	201	-	305	1,921	1,723
	3,863	150	-	4,013	954	454	-	1,408	2,909	2,605

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2016	2017
	In USD thousands				In USD thousands				In USD thousands
Composition in 2017
Office furniture and equipment	198	2	-	200	25	35	-	60	173	140
Computers and communications equipment	489	266	-	755	408	30	-	438	81	317
Laboratory equipment	1,298	70	-	1,368	670	159	-	829	628	539
Leasehold improvements	2,028	-	-	2,028	305	214	-	519	1,723	1,509
	4,013	338	-	4,351	1,408	438	-	1,846	2,605	2,505